Expense Example	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class Expense Example, with Redemption, 5 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class Expense Example, with Redemption, 10 Years	Stone Harbor Emerging Markets Debt Fund EMDF Distributor Class Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Debt Fund EMDF Distributor Class Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Debt Fund EMDF Distributor Class Expense Example, with Redemption, 5 Years	Stone Harbor Emerging Markets Debt Fund EMDF Distributor Class Expense Example, with Redemption, 10 Years	Stone Harbor Emerging Markets Debt Fund Expense Example by, Year, Caption [Text]	Stone Harbor High Yield Bond Fund HYBF Institutional Class Expense Example, with Redemption, 1 Year	Stone Harbor High Yield Bond Fund HYBF Institutional Class Expense Example, with Redemption, 3 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class Expense Example, with Redemption, 5 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class Expense Example, with Redemption, 10 Years	Stone Harbor High Yield Bond Fund HYBF Distributor Class Expense Example, with Redemption, 1 Year	Stone Harbor High Yield Bond Fund HYBF Distributor Class Expense Example, with Redemption, 3 Years	Stone Harbor High Yield Bond Fund HYBF Distributor Class Expense Example, with Redemption, 5 Years	Stone Harbor High Yield Bond Fund HYBF Distributor Class Expense Example, with Redemption, 10 Years	Stone Harbor High Yield Bond Fund Expense Example by, Year, Caption [Text]	Stone Harbor Local Markets Fund LMF Institutional Class Expense Example, with Redemption, 1 Year	Stone Harbor Local Markets Fund LMF Institutional Class Expense Example, with Redemption, 3 Years	Stone Harbor Local Markets Fund LMF Institutional Class Expense Example, with Redemption, 5 Years	Stone Harbor Local Markets Fund LMF Institutional Class Expense Example, with Redemption, 10 Years	Stone Harbor Local Markets Fund LMF Distributor Class Expense Example, with Redemption, 1 Year	Stone Harbor Local Markets Fund LMF Distributor Class Expense Example, with Redemption, 3 Years	Stone Harbor Local Markets Fund LMF Distributor Class Expense Example, with Redemption, 5 Years	Stone Harbor Local Markets Fund LMF Distributor Class Expense Example, with Redemption, 10 Years	Stone Harbor Local Markets Fund Expense Example by, Year, Caption [Text]	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional Expense Example, with Redemption, 5 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional Expense Example, with Redemption, 10 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Distributor Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Distributor Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Distributor Expense Example, with Redemption, 5 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Distributor Expense Example, with Redemption, 10 Years	Stone Harbor Emerging Markets Corporate Debt Fund Expense Example by, Year, Caption [Text]	Stone Harbor Investment Grade Fund IGF Institutional Class Expense Example, with Redemption, 1 Year	Stone Harbor Investment Grade Fund IGF Institutional Class Expense Example, with Redemption, 3 Years	Stone Harbor Investment Grade Fund IGF Institutional Class Expense Example, with Redemption, 5 Years	Stone Harbor Investment Grade Fund IGF Institutional Class Expense Example, with Redemption, 10 Years	Stone Harbor Investment Grade Fund IGF Distributor Class Expense Example, with Redemption, 1 Year	Stone Harbor Investment Grade Fund IGF Distributor Class Expense Example, with Redemption, 3 Years	Stone Harbor Investment Grade Fund IGF Distributor Class Expense Example, with Redemption, 5 Years	Stone Harbor Investment Grade Fund IGF Distributor Class Expense Example, with Redemption, 10 Years	Stone Harbor Investment Grade Fund Expense Example by, Year, Caption [Text]	Stone Harbor Strategic Income Fund SIF Institutional Class Expense Example, with Redemption, 1 Year	Stone Harbor Strategic Income Fund SIF Institutional Class Expense Example, with Redemption, 3 Years	Stone Harbor Strategic Income Fund SIF Institutional Class Expense Example, with Redemption, 5 Years	Stone Harbor Strategic Income Fund SIF Institutional Class Expense Example, with Redemption, 10 Years	Stone Harbor Strategic Income Fund SIF Distributor Class Expense Example, with Redemption, 1 Year	Stone Harbor Strategic Income Fund SIF Distributor Class Expense Example, with Redemption, 3 Years	Stone Harbor Strategic Income Fund SIF Distributor Class Expense Example, with Redemption, 5 Years	Stone Harbor Strategic Income Fund SIF Distributor Class Expense Example, with Redemption, 10 Years	Stone Harbor Strategic Income Fund Expense Example by, Year, Caption [Text]	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares Expense Example, with Redemption, 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares Expense Example, with Redemption, 10 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Distributor Class Shares Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Distributor Class Shares Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Distributor Class Shares Expense Example, with Redemption, 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Distributor Class Shares Expense Example, with Redemption, 10 Years	Stone Harbor Emerging Markets Debt Allocation Fund Expense Example by, Year, Caption [Text]	Stone Harbor Emerging Markets Debt Blend Fund EMDBF Institutional Class Shares Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Debt Blend Fund EMDBF Institutional Class Shares Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Debt Blend Fund EMDBF Distributor Class Shares Expense Example, with Redemption, 1 Year	Stone Harbor Emerging Markets Debt Blend Fund EMDBF Distributor Class Shares Expense Example, with Redemption, 3 Years	Stone Harbor Emerging Markets Debt Blend Fund Expense Example by, Year, Caption [Text]
USD ($)	74	230	401	894	99	309	536	1,190	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	67	259	466	1,064	93	337	601	1,354	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	98	306	531	1,178	123	384	665	1,466	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	103	521	965	2,199	128	598	1,094	2,460	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	52	476	927	2,178	78	553	1,056	2,440	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	72	446	846	1,965	97	524	976	2,233	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	87	524	988	2,274	112	601	1,117	2,533	Although your actual costs may be higher or lower, based on these assumptions your costs would be:	87	472	112	549	Although your actual costs may be higher or lower, based on these assumptions your costs would be: